GATHERING, PROCESSING AND TRANSPORTATION EXPENSE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of Gathering Processing and Transportation Expense [Line Items]
Gathering, processing and transportation expense	$ (5,876)
Minimum Revenue Commitment shortfall	(2,757)
Total gathering, processing and transportation expense	(8,633)
Eagle Ford
Disclosure of Gathering Processing and Transportation Expense [Line Items]
Minimum Revenue Commitment shortfall	$ 2,800